Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Earnings Per Share

Potentially dilutive shares that were not included in the diluted per share calculations because they would be anti-dilutive were:

	December 31,	December 31,
	2021	2020
	€	€
Series A preferred shares	—	5,242,850
Series B preferred shares	—	7,650,147
Series C preferred shares	—	5,826,279

Basic and diluted loss per share

	December 31,	December 31,
	2021	2020
	€	€
Loss attributable to equity holders of the Company	(42,700,486)	(25,990,069)
Weighted average number of ordinary shares outstanding	30,411,902	4,850,000
Basic and diluted loss per share	(1.40)	(5.36)